Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000248589 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	9.10%
C000248589 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000248589 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Total Investments	6.00%
C000248589 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000248589 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Total Investments	5.00%
C000248589 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000248589 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000248589 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000248589 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248589 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000248589 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000248589 | Software
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000248589 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000248589 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000248589 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000248589 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000248589 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000248589 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000248589 | Other Security Types Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000248589 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248590 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000248590 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Total Investments	16.00%
C000248590 | HEICO Corp.
Holdings [Line Items]
Percent of Total Investments	9.20%
C000248590 | Fiserv, Inc.
Holdings [Line Items]
Percent of Total Investments	8.70%
C000248590 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Total Investments	8.50%
C000248590 | TransDigm Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000248590 | Wolters Kluwer NV
Holdings [Line Items]
Percent of Total Investments	4.80%
C000248590 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000248590 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Total Investments	4.40%
C000248590 | S&P Global, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000248590 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000248590 | Software
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000248590 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000248590 | Other Security Types Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000248590 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000248590 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000248590 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000248590 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000248590 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000248590 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224885 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000224885 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000224885 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000224885 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Total Investments	2.00%
C000224885 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000224885 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000224885 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000224885 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224885 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Total Investments	1.70%
C000224885 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000224885 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000224885 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000224885 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000224885 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224885 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000224885 | Other Security Types Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000224885 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224885 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224885 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224885 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237925 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000237925 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Total Investments	9.10%
C000237925 | TransDigm Group, Inc.
Holdings [Line Items]
Percent of Total Investments	6.70%
C000237925 | Martin Marietta Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000237925 | Taiwan Semiconductor Manufacturing Co. Ltd. ADR
Holdings [Line Items]
Percent of Total Investments	7.00%
C000237925 | WillScot Holdings Corp.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000237925 | Vulcan Materials Co.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000237925 | PTC, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000237925 | Ferguson Enterprises, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000237925 | Canadian Pacific Kansas City Ltd.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000237925 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000237925 | Other Security Types Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000237925 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237925 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000237925 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000237925 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000237925 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000237925 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000237925 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000237925 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000228741 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	6.50%
C000228741 | Republic Services, Inc., Class A
Holdings [Line Items]
Percent of Total Investments	9.10%
C000228741 | General Electric Co.
Holdings [Line Items]
Percent of Total Investments	8.60%
C000228741 | Safran S.A.
Holdings [Line Items]
Percent of Total Investments	7.40%
C000228741 | Vertiv Holdings Co., Class A
Holdings [Line Items]
Percent of Total Investments	6.30%
C000228741 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000228741 | Airbus SE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000228741 | Trane Technologies plc
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228741 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000228741 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000228741 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228741 | Software
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000228741 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000228741 | Other Security Types Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000228741 | Other Assets and Liabilities Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228741 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000228741 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000228741 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000228741 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228741 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	14.80%